Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Grants Awarded
The grants awarded are summarized below:

	12.31.2019
	in thousands of options
	Grants	Exercised	Canceled (i)	Outstanding	Exercible
Grants on January 23, 2012	4,860,000	(3,850,900)	(1,009,100)	—	11.5
Grants on March 20, 2013	4,494,000	(2,882,882)	(1,315,910)	295,208	15.7

At December 31, 2019	9,354,000	(6,733,782)	(2,325,010)	295,208	27.2

(i)
The cancellations refer to shares granted to executives or employees who no longer work for the Company. Additionally, on April 16, 2014, there was a cancellation of the grants awarded to members of the Board of Directors, with payment of compensation to plan participants.

Disclosure of Number and Weighted Average Exercise Prices of Share Options
The fair value of virtual shares is determined based on the average price (weighted by trading volume) of the Company’s shares
(EMBR3-R$)
for the last 10 trading days prior to the close of the period, applied to the number of virtual shares assigned to each participant in proportion to the vesting period.

	Amount of virtual stock	Grant value	Amount of virtual stock (i)	Fair value of shares (R$)
Grants on March 03, 2015	1,237,090	30.2	650,178	12.3
Grants on March 10, 2016	1,095,720	31.1	685,272	13.0
Grants on June 09, 2016	55,994	1.1	43,325	0.8
Grants on August 25, 2016	70,978	1.1	59,172	1.1
Grants on August 24, 2017	1,930,350	30.5	1,535,154	29.1
Grants on April 12, 2018	1,622,986	35.2	794,616	15.0
Grants on March 12, 2019	964,198	18.6	234,598	4.4

At December 31, 2019	6,977,316	147.8	4,002,315	75.7

(i)	Virtual shares until December 31, 2019 considering the plan’s vesting period.